Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments
The following table represents the Plan’s investments measured at fair value on a recurring basis at December 31, 2025:

	Level 1	Level 2	Level 3	Total
Mutual funds	$87,819,771	$—	$—	$87,819,771
Money market fund	11,667,019	—	—	11,667,019
Northwest Bancshares, Inc. common stock	44,010,120	—	—	44,010,120
Total assets in the fair value hierarchy	143,496,910	—	—	143,496,910
Investments measured at net asset value (a)	—	—	—	128,468,235
Total investments at fair value	$143,496,910	$—	$—	$271,965,145

The following table represents the Plan’s investments measured at fair value on a recurring basis at December 31, 2024:

	Level 1	Level 2	Level 3	Total
Mutual funds	$77,209,844	$—	$—	$77,209,844
Money market fund	10,570,465	—	—	10,570,465
Northwest Bancshares, Inc. common stock	52,143,706	—	—	52,143,706
Total assets in the fair value hierarchy	139,924,015	—	—	139,924,015
Investments measured at net asset value (a)		—	—	114,767,957
Total investments at fair value	$139,924,015	$—	$—	$254,691,972

(a) Certain investments that are measured at net asset value ("NAV") per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following tables summarize investments measured at fair value based on NAV per share as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

12/31/2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective investment trusts	$128,468,235	N/A	Daily	10 days

12/31/2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Collective investment trusts	$114,767,957	N/A	Daily	10 days